Trade receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade receivables
Schedule of Trade receivables

	At December 31,
Non-Current	2020	2019
Accounts receivable	3,414	3,431
Loss allowance (see Note 3A(iii))	(3,080)	(2,105)
	334	1,326
Current
Accounts receivable	111,210	153,264
Trade receivables from related parties (Note 27)	2,424	2,242
Loss allowance (see Note 3A(iii))	(54,553)	(50,629)
	59,081	104,877